Note 6 - Transactions with Related Parties (Details Textual) - Central Shipping Monaco SAM [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Newbuilding Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction	$ 491	$ 516
Related Party Transaction, Amounts of Transaction	$ 1,199	$ 1,192